Vanguard PRIMECAP Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard PRIMECAP Fund Participant) Vanguard PRIMECAP Fund	Vanguard PRIMECAP Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard PRIMECAP Fund Participant) Vanguard PRIMECAP Fund	Vanguard PRIMECAP Fund - Investor Shares
Management Expenses	0.43%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.45%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard PRIMECAP Fund Participant) Vanguard PRIMECAP Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard PRIMECAP Fund - Investor Shares	46	144	252	567

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

Primary Investment Strategies

The Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Fund's portfolio consists predominantly of large- and mid-capitalization stocks.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from large- and mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard PRIMECAP Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.88% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -22.40% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard PRIMECAP Fund Participant) Vanguard PRIMECAP Fund	One Year	Five Years	Ten Years
Vanguard PRIMECAP Fund - Investor Shares	(1.84%)	2.34%	5.34%
Vanguard PRIMECAP Fund - Investor Shares Standard & Poor's 500 Index	2.11%	(0.25%)	2.92%

Vanguard PRIMECAP Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard PRIMECAP Fund Participant:) Vanguard PRIMECAP Fund	Vanguard PRIMECAP Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard PRIMECAP Fund Participant:) Vanguard PRIMECAP Fund	Vanguard PRIMECAP Fund - Admiral Shares
Management Expenses	0.34%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.36%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard PRIMECAP Fund Participant:) Vanguard PRIMECAP Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard PRIMECAP Fund - Admiral Shares	37	116	202	456

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

Primary Investment Strategies

The Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Fund's portfolio consists predominantly of large- and mid-capitalization stocks.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from large- and mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard PRIMECAP Fund Admiral Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.93% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -22.38% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard PRIMECAP Fund Participant:) Vanguard PRIMECAP Fund	One Year	Five Years	Ten Years
Vanguard PRIMECAP Fund - Admiral Shares	(1.77%)	2.45%	5.47%
Vanguard PRIMECAP Fund - Admiral Shares Standard & Poor's 500 Index	2.11%	(0.25%)	2.92%

Vanguard PRIMECAP Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard PRIMECAP Fund Retail) Vanguard PRIMECAP Fund (USD $)	Vanguard PRIMECAP Fund - Investor Shares	Vanguard PRIMECAP Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	1.00%	1.00%
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard PRIMECAP Fund Retail) Vanguard PRIMECAP Fund	Vanguard PRIMECAP Fund - Investor Shares	Vanguard PRIMECAP Fund - Admiral Shares
Management Expenses	0.43%	0.34%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.45%	0.36%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard PRIMECAP Fund Retail) Vanguard PRIMECAP Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard PRIMECAP Fund - Investor Shares	46	144	252	567
Vanguard PRIMECAP Fund - Admiral Shares	37	116	202	456

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

Primary Investment Strategies

The Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Fund's portfolio consists predominantly of large- and mid-capitalization stocks.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from large- and mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor SharesDETERMINE IN BLhas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. DETERMINE IN BLKeep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard PRIMECAP Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.88% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -22.40% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard PRIMECAP Fund Retail) Vanguard PRIMECAP Fund	One Year	Five Years	Ten Years
Vanguard PRIMECAP Fund - Investor Shares	(1.84%)	2.34%	5.34%
Vanguard PRIMECAP Fund - Investor Shares Return After Taxes on Distributions	(2.49%)	1.67%	4.80%
Vanguard PRIMECAP Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.36%)	1.92%	4.59%
Vanguard PRIMECAP Fund - Investor Shares Standard & Poor's 500 Index	2.11%	(0.25%)	2.92%
Vanguard PRIMECAP Fund - Admiral Shares	(1.77%)	2.45%	5.47%
Vanguard PRIMECAP Fund - Admiral Shares Standard & Poor's 500 Index	2.11%	(0.25%)	2.92%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2005 Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2005 Fund Participant) Vanguard Target Retirement 2005 Fund	Vanguard Target Retirement 2005 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2005 Fund Participant) Vanguard Target Retirement 2005 Fund	Vanguard Target Retirement 2005 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2005 Fund Participant) Vanguard Target Retirement 2005 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2005 Fund - Investor Shares	17	55	96	217

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors who have retired and left the work force in 2005 (the target year) or within a few years thereof. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bond and other fixed income investments will increase. Within seven years after 2005, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 44.8%

Vanguard Total Stock Market Index Fund 22.2%

Vanguard Inflation-Protected Securities Fund 19.0%

Vanguard Total International Stock Index Fund 9.5%

Vanguard Prime Money Market Fund 4.5%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. However, because bonds usually are less volatile than stocks, and because the Fund currently invests approximately half of its assets in fixed income securities, the Fund's overall level of risk should be moderate.

With approximately 68% of its assets currently allocated to bonds and money market instruments, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With approximately 32% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2005 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.50% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -7.93% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2005 Fund Participant) Vanguard Target Retirement 2005 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2005 Fund - Investor Shares	5.14%	4.05%	5.32%
Vanguard Target Retirement 2005 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.48%
Vanguard Target Retirement 2005 Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	5.26%
Vanguard Target Retirement 2005 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	5.25%
Vanguard Target Retirement 2005 Fund - Investor Shares Target 2005 Composite Index	4.94%	4.01%	5.35%

Vanguard Target Retirement 2005 Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2005 Fund Retail) Vanguard Target Retirement 2005 Fund (USD $)	Vanguard Target Retirement 2005 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2005 Fund Retail) Vanguard Target Retirement 2005 Fund	Vanguard Target Retirement 2005 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2005 Fund Retail) Vanguard Target Retirement 2005 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2005 Fund - Investor Shares	17	55	96	217

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors who have retired and left the work force in 2005 (the target year) or within a few years thereof. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bond and other fixed income investments will increase. Within seven years after 2005, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 44.8%

Vanguard Total Stock Market Index Fund 22.2%

Vanguard Inflation-Protected Securities Fund 19.0%

Vanguard Total International Stock Index Fund 9.5%

Vanguard Prime Money Market Fund 4.5%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. However, because bonds usually are less volatile than stocks, and because the Fund currently invests approximately half of its assets in fixed income securities, the Fund's overall level of risk should be moderate.

With approximately 68% of its assets currently allocated to bonds and money market instruments, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With approximately 32% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2005 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.50% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -7.93% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2005 Fund Retail) Vanguard Target Retirement 2005 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2005 Fund - Investor Shares	5.14%	4.05%	5.32%
Vanguard Target Retirement 2005 Fund - Investor Shares Return After Taxes on Distributions	4.21%	3.09%	4.38%
Vanguard Target Retirement 2005 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	3.46%	2.95%	4.09%
Vanguard Target Retirement 2005 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.48%
Vanguard Target Retirement 2005 Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	5.26%
Vanguard Target Retirement 2005 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	5.25%
Vanguard Target Retirement 2005 Fund - Investor Shares Target 2005 Composite Index	4.94%	4.01%	5.35%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2010 Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2010 Fund Participant) Vanguard Target Retirement 2010 Fund	Vanguard Target Retirement 2010 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2010 Fund Participant) Vanguard Target Retirement 2010 Fund	Vanguard Target Retirement 2010 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2010 Fund Participant) Vanguard Target Retirement 2010 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2010 Fund - Investor Shares	17	55	96	217

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 41.4%

Vanguard Total Stock Market Index Fund 32.0%

Vanguard Total International Stock Index Fund 13.9%

Vanguard Inflation-Protected Securities Fund 11.8%

Vanguard Prime Money Market Fund 0.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. However, because bonds usually are less volatile than stocks, and because the Fund currently invests a significant portion of its assets in fixed income securities, the Fund's overall level of risk should be moderate.

With approximately 46% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 54% of its assets currently allocated to bonds and money market instruments, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2010 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.55% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -10.63% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2010 Fund Participant) Vanguard Target Retirement 2010 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2010 Fund - Investor Shares	3.37%	3.26%	4.72%
Vanguard Target Retirement 2010 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.71%
Vanguard Target Retirement 2010 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	2.58%
Vanguard Target Retirement 2010 Fund - Investor Shares Target 2010 Composite Index	3.20%	3.20%	4.65%

Vanguard Target Retirement 2010 Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2010 Fund Retail) Vanguard Target Retirement 2010 Fund (USD $)	Vanguard Target Retirement 2010 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2010 Fund Retail) Vanguard Target Retirement 2010 Fund	Vanguard Target Retirement 2010 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2010 Fund Retail) Vanguard Target Retirement 2010 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2010 Fund - Investor Shares	17	55	96	217

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 41.4%

Vanguard Total Stock Market Index Fund 32.0%

Vanguard Total International Stock Index Fund 13.9%

Vanguard Inflation-Protected Securities Fund 11.8%

Vanguard Prime Money Market Fund 0.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. However, because bonds usually are less volatile than stocks, and because the Fund currently invests a significant portion of its assets in fixed income securities, the Fund's overall level of risk should be moderate.

With approximately 46% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 54% of its assets currently allocated to bonds and money market instruments, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2010 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.55% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -10.63% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2010 Fund Retail) Vanguard Target Retirement 2010 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2010 Fund - Investor Shares	3.37%	3.26%	4.72%
Vanguard Target Retirement 2010 Fund - Investor Shares Return After Taxes on Distributions	2.56%	2.50%	3.99%
Vanguard Target Retirement 2010 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	2.37%	2.41%	3.69%
Vanguard Target Retirement 2010 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.71%
Vanguard Target Retirement 2010 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	2.58%
Vanguard Target Retirement 2010 Fund - Investor Shares Target 2010 Composite Index	3.20%	3.20%	4.65%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2015 Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2015 Fund Participant) Vanguard Target Retirement 2015 Fund	Vanguard Target Retirement 2015 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2015 Fund Participant) Vanguard Target Retirement 2015 Fund	Vanguard Target Retirement 2015 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2015 Fund Participant) Vanguard Target Retirement 2015 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2015 Fund - Investor Shares	17	55	96	217

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 40.7%

Vanguard Total Stock Market Index Fund 39.8%

Vanguard Total International Stock Index Fund 17.0%

Vanguard Inflation-Protected Securities Fund 2.5%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 57% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 43% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2015 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.21% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -12.54% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2015 Fund Participant) Vanguard Target Retirement 2015 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2015 Fund - Investor Shares	1.71%	2.54%	5.22%
Vanguard Target Retirement 2015 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.48%
Vanguard Target Retirement 2015 Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	5.26%
Vanguard Target Retirement 2015 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	5.25%
Vanguard Target Retirement 2015 Fund - Investor Shares Target 2015 Composite Index	1.48%	2.41%	5.16%

Vanguard Target Retirement 2015 Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2015 Fund Retail) Vanguard Target Retirement 2015 Fund (USD $)	Vanguard Target Retirement 2015 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2015 Fund Retail) Vanguard Target Retirement 2015 Fund	Vanguard Target Retirement 2015 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2015 Fund Retail) Vanguard Target Retirement 2015 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2015 Fund - Investor Shares	17	55	96	217

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 40.7%

Vanguard Total Stock Market Index Fund 39.8%

Vanguard Total International Stock Index Fund 17.0%

Vanguard Inflation-Protected Securities Fund 2.5%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 57% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 43% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2015 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.21% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -12.54% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2015 Fund Retail) Vanguard Target Retirement 2015 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2015 Fund - Investor Shares	1.71%	2.54%	5.22%
Vanguard Target Retirement 2015 Fund - Investor Shares Return After Taxes on Distributions	0.99%	1.79%	4.50%
Vanguard Target Retirement 2015 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	1.33%	1.81%	4.17%
Vanguard Target Retirement 2015 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.48%
Vanguard Target Retirement 2015 Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	5.26%
Vanguard Target Retirement 2015 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	5.25%
Vanguard Target Retirement 2015 Fund - Investor Shares Target 2015 Composite Index	1.48%	2.41%	5.16%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2020 Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2020 Fund Participant) Vanguard Target Retirement 2020 Fund	Vanguard Target Retirement 2020 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2020 Fund Participant) Vanguard Target Retirement 2020 Fund	Vanguard Target Retirement 2020 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2020 Fund Participant) Vanguard Target Retirement 2020 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2020 Fund - Investor Shares	17	55	96	217

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 45.6%

Vanguard Total Bond Market II Index Fund 34.9%

Vanguard Total International Stock Index Fund 19.5%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 65% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 35% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2020 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.49% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -14.51% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2020 Fund Participant) Vanguard Target Retirement 2020 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2020 Fund - Investor Shares	0.60%	1.91%	3.80%
Vanguard Target Retirement 2020 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.71%
Vanguard Target Retirement 2020 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	2.58%
Vanguard Target Retirement 2020 Fund - Investor Shares Target 2020 Composite Index	0.94%	1.93%	3.84%

Vanguard Target Retirement 2020 Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2020 Fund Retail) Vanguard Target Retirement 2020 Fund (USD $)	Vanguard Target Retirement 2020 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2020 Fund Retail) Vanguard Target Retirement 2020 Fund	Vanguard Target Retirement 2020 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2020 Fund Retail) Vanguard Target Retirement 2020 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2020 Fund - Investor Shares	17	55	96	217

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 45.6%

Vanguard Total Bond Market II Index Fund 34.9%

Vanguard Total International Stock Index Fund 19.5%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 65% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 35% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2020 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.49% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -14.51% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2020 Fund Retail) Vanguard Target Retirement 2020 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2020 Fund - Investor Shares	0.60%	1.91%	3.80%
Vanguard Target Retirement 2020 Fund - Investor Shares Return After Taxes on Distributions	(0.02%)	1.32%	3.23%
Vanguard Target Retirement 2020 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	0.63%	1.37%	3.01%
Vanguard Target Retirement 2020 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.71%
Vanguard Target Retirement 2020 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	2.58%
Vanguard Target Retirement 2020 Fund - Investor Shares Target 2020 Composite Index	0.94%	1.93%	3.84%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2025 Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2025 Fund Participant) Vanguard Target Retirement 2025 Fund	Vanguard Target Retirement 2025 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2025 Fund Participant) Vanguard Target Retirement 2025 Fund	Vanguard Target Retirement 2025 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.18%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2025 Fund Participant) Vanguard Target Retirement 2025 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2025 Fund - Investor Shares	18	58	101	230

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 50.9%

Vanguard Total Bond Market II Index Fund 27.4%

Vanguard Total International Stock Index Fund 21.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 73% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 27% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2025 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.84% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -16.48% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2025 Fund Participant) Vanguard Target Retirement 2025 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2025 Fund - Investor Shares	(0.37%)	1.27%	4.92%
Vanguard Target Retirement 2025 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.48%
Vanguard Target Retirement 2025 Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	5.26%
Vanguard Target Retirement 2025 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	5.25%
Vanguard Target Retirement 2025 Fund - Investor Shares Target 2025 Composite Index	0.02%	1.31%	4.96%

Vanguard Target Retirement 2025 Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2025 Fund Retail) Vanguard Target Retirement 2025 Fund (USD $)	Vanguard Target Retirement 2025 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2025 Fund Retail) Vanguard Target Retirement 2025 Fund	Vanguard Target Retirement 2025 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.18%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2025 Fund Retail) Vanguard Target Retirement 2025 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2025 Fund - Investor Shares	18	58	101	230

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 50.9%

Vanguard Total Bond Market II Index Fund 27.4%

Vanguard Total International Stock Index Fund 21.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 73% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 27% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2025 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.84% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -16.48% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2025 Fund Retail) Vanguard Target Retirement 2025 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2025 Fund - Investor Shares	(0.37%)	1.27%	4.92%
Vanguard Target Retirement 2025 Fund - Investor Shares Return After Taxes on Distributions	(0.94%)	0.70%	4.34%
Vanguard Target Retirement 2025 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	0.03%	0.85%	4.02%
Vanguard Target Retirement 2025 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.48%
Vanguard Target Retirement 2025 Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	5.26%
Vanguard Target Retirement 2025 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	5.25%
Vanguard Target Retirement 2025 Fund - Investor Shares Target 2025 Composite Index	0.02%	1.31%	4.96%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2030 Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2030 Fund Participant) Vanguard Target Retirement 2030 Fund	Vanguard Target Retirement 2030 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2030 Fund Participant) Vanguard Target Retirement 2030 Fund	Vanguard Target Retirement 2030 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.18%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2030 Fund Participant) Vanguard Target Retirement 2030 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2030 Fund - Investor Shares	18	58	101	230

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 56.2%

Vanguard Total International Stock Index Fund 24.0%

Vanguard Total Bond Market II Index Fund 19.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 80% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 20% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2030 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.23% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -18.45% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2030 Fund Participant) Vanguard Target Retirement 2030 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2030 Fund - Investor Shares	(1.27%)	0.64%	2.92%
Vanguard Target Retirement 2030 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.71%
Vanguard Target Retirement 2030 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	2.58%
Vanguard Target Retirement 2030 Fund - Investor Shares Target 2030 Composite Index	(0.94%)	0.68%	2.98%

Vanguard Target Retirement 2030 Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2030 Fund Retail) Vanguard Target Retirement 2030 Fund (USD $)	Vanguard Target Retirement 2030 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2030 Fund Retail) Vanguard Target Retirement 2030 Fund	Vanguard Target Retirement 2030 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.18%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2030 Fund Retail) Vanguard Target Retirement 2030 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2030 Fund - Investor Shares	18	58	101	230

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 56.2%

Vanguard Total International Stock Index Fund 24.0%

Vanguard Total Bond Market II Index Fund 19.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 80% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 20% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2030 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.23% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -18.45% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2030 Fund Retail) Vanguard Target Retirement 2030 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2030 Fund - Investor Shares	(1.27%)	0.64%	2.92%
Vanguard Target Retirement 2030 Fund - Investor Shares Return After Taxes on Distributions	(1.77%)	0.19%	2.47%
Vanguard Target Retirement 2030 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.54%)	0.39%	2.35%
Vanguard Target Retirement 2030 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.71%
Vanguard Target Retirement 2030 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	2.58%
Vanguard Target Retirement 2030 Fund - Investor Shares Target 2030 Composite Index	(0.94%)	0.68%	2.98%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2035 Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2035 Fund Participant) Vanguard Target Retirement 2035 Fund	Vanguard Target Retirement 2035 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2035 Fund Participant) Vanguard Target Retirement 2035 Fund	Vanguard Target Retirement 2035 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2035 Fund Participant) Vanguard Target Retirement 2035 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2035 Fund - Investor Shares	19	61	107	243

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 61.6%

Vanguard Total International Stock Index Fund 26.3%

Vanguard Total Bond Market II Index Fund 12.1%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 88% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 12% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2035 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.27% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.72% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2035 Fund Participant) Vanguard Target Retirement 2035 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2035 Fund - Investor Shares	(2.24%)	0.27%	4.97%
Vanguard Target Retirement 2035 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.48%
Vanguard Target Retirement 2035 Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	5.26%
Vanguard Target Retirement 2035 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	5.25%
Vanguard Target Retirement 2035 Fund - Investor Shares Target 2035 Composite Index	(1.91%)	0.29%	5.04%

Vanguard Target Retirement 2035 Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2035 Fund Retail) Vanguard Target Retirement 2035 Fund (USD $)	Vanguard Target Retirement 2035 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2035 Fund Retail) Vanguard Target Retirement 2035 Fund	Vanguard Target Retirement 2035 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2035 Fund Retail) Vanguard Target Retirement 2035 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2035 Fund - Investor Shares	19	61	107	243

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 61.6%

Vanguard Total International Stock Index Fund 26.3%

Vanguard Total Bond Market II Index Fund 12.1%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 88% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 12% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2035 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.27% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.72% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2035 Fund Retail) Vanguard Target Retirement 2035 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2035 Fund - Investor Shares	(2.24%)	0.27%	4.97%
Vanguard Target Retirement 2035 Fund - Investor Shares Return After Taxes on Distributions	(2.69%)	(0.19%)	4.51%
Vanguard Target Retirement 2035 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.14%)	0.09%	4.17%
Vanguard Target Retirement 2035 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.48%
Vanguard Target Retirement 2035 Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	5.26%
Vanguard Target Retirement 2035 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	5.25%
Vanguard Target Retirement 2035 Fund - Investor Shares Target 2035 Composite Index	(1.91%)	0.29%	5.04%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2040 Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2040 Fund Participant) Vanguard Target Retirement 2040 Fund	Vanguard Target Retirement 2040 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2040 Fund Participant) Vanguard Target Retirement 2040 Fund	Vanguard Target Retirement 2040 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2040 Fund Participant) Vanguard Target Retirement 2040 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2040 Fund - Investor Shares	19	61	107	243

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.9%

Vanguard Total International Stock Index Fund 26.9%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2040 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.13% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.62% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2040 Fund Participant) Vanguard Target Retirement 2040 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2040 Fund - Investor Shares	(2.55%)	0.27%	2.50%
Vanguard Target Retirement 2040 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.71%
Vanguard Target Retirement 2040 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	2.58%
Vanguard Target Retirement 2040 Fund - Investor Shares Target 2040 Composite Index	(2.11%)	0.26%	2.52%

Vanguard Target Retirement 2040 Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2040 Fund Retail) Vanguard Target Retirement 2040 Fund (USD $)	Vanguard Target Retirement 2040 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2040 Fund Retail) Vanguard Target Retirement 2040 Fund	Vanguard Target Retirement 2040 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2040 Fund Retail) Vanguard Target Retirement 2040 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2040 Fund - Investor Shares	19	61	107	243

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.9%

Vanguard Total International Stock Index Fund 26.9%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2040 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.13% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.62% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2040 Fund Retail) Vanguard Target Retirement 2040 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2040 Fund - Investor Shares	(2.55%)	0.27%	2.50%
Vanguard Target Retirement 2040 Fund - Investor Shares Return After Taxes on Distributions	(2.97%)	(0.15%)	2.08%
Vanguard Target Retirement 2040 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.34%)	0.10%	2.01%
Vanguard Target Retirement 2040 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.71%
Vanguard Target Retirement 2040 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	2.58%
Vanguard Target Retirement 2040 Fund - Investor Shares Target 2040 Composite Index	(2.11%)	0.26%	2.52%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2045 Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2045 Fund Participant) Vanguard Target Retirement 2045 Fund	Vanguard Target Retirement 2045 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2045 Fund Participant) Vanguard Target Retirement 2045 Fund	Vanguard Target Retirement 2045 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2045 Fund Participant) Vanguard Target Retirement 2045 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2045 Fund - Investor Shares	19	61	107	243

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.8%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2045 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.15% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.65% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2045 Fund Participant) Vanguard Target Retirement 2045 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2045 Fund - Investor Shares	(2.51%)	0.24%	5.32%
Vanguard Target Retirement 2045 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.48%
Vanguard Target Retirement 2045 Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	5.26%
Vanguard Target Retirement 2045 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	5.25%
Vanguard Target Retirement 2045 Fund - Investor Shares Target 2045 Composite Index	(2.11%)	0.26%	5.39%

Vanguard Target Retirement 2045 Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2045 Fund Retail) Vanguard Target Retirement 2045 Fund (USD $)	Vanguard Target Retirement 2045 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2045 Fund Retail) Vanguard Target Retirement 2045 Fund	Vanguard Target Retirement 2045 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2045 Fund Retail) Vanguard Target Retirement 2045 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2045 Fund - Investor Shares	19	61	107	243

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.8%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2045 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.15% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.65% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2045 Fund Retail) Vanguard Target Retirement 2045 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2045 Fund - Investor Shares	(2.51%)	0.24%	5.32%
Vanguard Target Retirement 2045 Fund - Investor Shares Return After Taxes on Distributions	(2.95%)	(0.23%)	4.88%
Vanguard Target Retirement 2045 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.31%)	0.06%	4.49%
Vanguard Target Retirement 2045 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.48%
Vanguard Target Retirement 2045 Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	5.26%
Vanguard Target Retirement 2045 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	5.25%
Vanguard Target Retirement 2045 Fund - Investor Shares Target 2045 Composite Index	(2.11%)	0.26%	5.39%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2050 Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2050 Fund Participant) Vanguard Target Retirement 2050 Fund	Vanguard Target Retirement 2050 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2050 Fund Participant) Vanguard Target Retirement 2050 Fund	Vanguard Target Retirement 2050 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2050 Fund Participant) Vanguard Target Retirement 2050 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2050 Fund - Investor Shares	19	61	107	243

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.7%

Vanguard Total International Stock Index Fund 27.1%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2050 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.23% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.71% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2050 Fund Participant) Vanguard Target Retirement 2050 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2050 Fund - Investor Shares	(2.54%)	0.25%	2.58%
Vanguard Target Retirement 2050 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.71%
Vanguard Target Retirement 2050 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	2.58%
Vanguard Target Retirement 2050 Fund - Investor Shares Target 2050 Composite Index	(2.11%)	0.26%	2.61%

Vanguard Target Retirement 2050 Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2050 Fund Retail) Vanguard Target Retirement 2050 Fund (USD $)	Vanguard Target Retirement 2050 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2050 Fund Retail) Vanguard Target Retirement 2050 Fund	Vanguard Target Retirement 2050 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2050 Fund Retail) Vanguard Target Retirement 2050 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2050 Fund - Investor Shares	19	61	107	243

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.7%

Vanguard Total International Stock Index Fund 27.1%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2050 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.23% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.71% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2050 Fund Retail) Vanguard Target Retirement 2050 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2050 Fund - Investor Shares	(2.54%)	0.25%	2.58%
Vanguard Target Retirement 2050 Fund - Investor Shares Return After Taxes on Distributions	(2.96%)	(0.20%)	2.13%
Vanguard Target Retirement 2050 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.34%)	0.08%	2.07%
Vanguard Target Retirement 2050 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.71%
Vanguard Target Retirement 2050 Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	2.58%
Vanguard Target Retirement 2050 Fund - Investor Shares Target 2050 Composite Index	(2.11%)	0.26%	2.61%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2055 Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2055 Fund Participant) Vanguard Target Retirement 2055 Fund	Vanguard Target Retirement 2055 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2055 Fund Participant) Vanguard Target Retirement 2055 Fund	Vanguard Target Retirement 2055 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2055 Fund Participant) Vanguard Target Retirement 2055 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2055 Fund - Investor Shares	19	61	107	243

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.6%

Vanguard Total International Stock Index Fund 27.2%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at www.vanguard.com or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2055 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.87% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -14.79% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2055 Fund Participant) Vanguard Target Retirement 2055 Fund	One Year	Since Inception
Vanguard Target Retirement 2055 Fund - Investor Shares	(2.27%)	8.91%
Vanguard Target Retirement 2055 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	5.16%
Vanguard Target Retirement 2055 Fund - Investor Shares MSCI US Broad Market Index	1.08%	13.30%
Vanguard Target Retirement 2055 Fund - Investor Shares Target Retirement 2055 Composite Index	(2.11%)	8.97%

Vanguard Target Retirement 2055 Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2055 Fund Retail) Vanguard Target Retirement 2055 Fund (USD $)	Vanguard Target Retirement 2055 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2055 Fund Retail) Vanguard Target Retirement 2055 Fund	Vanguard Target Retirement 2055 Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2055 Fund Retail) Vanguard Target Retirement 2055 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2055 Fund - Investor Shares	19	61	107	243

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.6%

Vanguard Total International Stock Index Fund 27.2%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement 2055 Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.87% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -14.79% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement 2055 Fund Retail) Vanguard Target Retirement 2055 Fund	One Year	Since Inception
Vanguard Target Retirement 2055 Fund - Investor Shares	(2.27%)	8.91%
Vanguard Target Retirement 2055 Fund - Investor Shares Return After Taxes on Distributions	(2.62%)	8.45%
Vanguard Target Retirement 2055 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.21%)	7.46%
Vanguard Target Retirement 2055 Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	5.16%
Vanguard Target Retirement 2055 Fund - Investor Shares MSCI US Broad Market Index	1.08%	13.30%
Vanguard Target Retirement 2055 Fund - Investor Shares Target Retirement 2055 Composite Index	(2.11%)	8.97%

Vanguard Target Retirement 2060 Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2060 Fund Participant) Vanguard Target Retirement 2060 Fund	Vanguard Target Retirement 2060 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2060 Fund Participant) Vanguard Target Retirement 2060 Fund		Vanguard Target Retirement 2060 Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses		0.18%
Total Annual Fund Operating Expenses	[1]	0.18%
[1]	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2060 Fund Participant) Vanguard Target Retirement 2060 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2060 Fund - Investor Shares	18	58	101	230

Portfolio Turnover

Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held. The Fund has no operating history and therefore has no portfolio turnover information.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The Fund's targeted asset allocation among the underlying funds is as follows:

Vanguard Total Stock Market Index Fund 63%

Vanguard Total International Stock Index Fund 27%

Vanguard Total Bond Market II Index Fund 10%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The Fund began operations on January 19, 2012, so performance information is not yet available.
Vanguard Target Retirement 2060 Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement 2060 Fund Retail) Vanguard Target Retirement 2060 Fund (USD $)	Vanguard Target Retirement 2060 Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement 2060 Fund Retail) Vanguard Target Retirement 2060 Fund		Vanguard Target Retirement 2060 Fund - Investor Shares
Management Expenses		none
12b-1 Distribution Fee		none
Other Expenses		none
Acquired Fund Fees and Expenses		0.18%
Total Annual Fund Operating Expenses	[1]	0.18%
[1]	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement 2060 Fund Retail) Vanguard Target Retirement 2060 Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement 2060 Fund - Investor Shares	18	58	101	230

Portfolio Turnover

Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held. The Fund has no operating history and therefore has no portfolio turnover information.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The Fund's targeted asset allocation among the underlying funds is as follows:

Vanguard Total Stock Market Index Fund 63%

Vanguard Total International Stock Index Fund 27%

Vanguard Total Bond Market II Index Fund 10%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The Fund began operations on January 19, 2012, so performance information is not yet available.
Vanguard Target Retirement Income Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to provide current income and some capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement Income Fund Participant) Vanguard Target Retirement Income Fund	Vanguard Target Retirement Income Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement Income Fund Participant) Vanguard Target Retirement Income Fund	Vanguard Target Retirement Income Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement Income Fund Participant) Vanguard Target Retirement Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement Income Fund - Investor Shares	17	55	96	217

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 45.5%

Vanguard Total Stock Market Index Fund 20.7%

Vanguard Inflation-Protected Securities Fund 20.0%

Vanguard Total International Stock Index Fund 8.8%

Vanguard Prime Money Market Fund 5.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. However, because bonds and short-term investments usually are less volatile than stocks, and because the Fund invests most of its assets in bonds and short-term investments, the Fund's overall level of risk should be low to moderate.

With approximately 70% of its assets allocated to bonds and money market instruments, the Fund is proportionately subject to the following risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With approximately 30% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement Income Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.44% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -5.47% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement Income Fund Participant) Vanguard Target Retirement Income Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement Income Fund - Investor Shares	5.25%	4.86%	5.30%
Vanguard Target Retirement Income Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.48%
Vanguard Target Retirement Income Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	5.26%
Vanguard Target Retirement Income Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	5.25%
Vanguard Target Retirement Income Fund - Investor Shares Target Income Composite Index	5.30%	4.77%	5.28%

Vanguard Target Retirement Income Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to provide current income and some capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Target Retirement Income Fund Retail) Vanguard Target Retirement Income Fund (USD $)	Vanguard Target Retirement Income Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Target Retirement Income Fund Retail) Vanguard Target Retirement Income Fund	Vanguard Target Retirement Income Fund - Investor Shares
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Target Retirement Income Fund Retail) Vanguard Target Retirement Income Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Target Retirement Income Fund - Investor Shares	17	55	96	217

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14%.

Primary Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 45.5%

Vanguard Total Stock Market Index Fund 20.7%

Vanguard Inflation-Protected Securities Fund 20.0%

Vanguard Total International Stock Index Fund 8.8%

Vanguard Prime Money Market Fund 5.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

Primary Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. However, because bonds and short-term investments usually are less volatile than stocks, and because the Fund invests most of its assets in bonds and short-term investments, the Fund's overall level of risk should be low to moderate.

With approximately 70% of its assets allocated to bonds and money market instruments, the Fund is proportionately subject to the following risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With approximately 30% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Target Retirement Income Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.44% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -5.47% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Target Retirement Income Fund Retail) Vanguard Target Retirement Income Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement Income Fund - Investor Shares	5.25%	4.86%	5.30%
Vanguard Target Retirement Income Fund - Investor Shares Return After Taxes on Distributions	4.30%	3.80%	4.16%
Vanguard Target Retirement Income Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	3.52%	3.58%	3.93%
Vanguard Target Retirement Income Fund - Investor Shares Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.48%
Vanguard Target Retirement Income Fund - Investor Shares Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	5.26%
Vanguard Target Retirement Income Fund - Investor Shares MSCI US Broad Market Index	1.08%	0.29%	5.25%
Vanguard Target Retirement Income Fund - Investor Shares Target Income Composite Index	5.30%	4.77%	5.28%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Shareholder Fees (USD $)	12 Months Ended
Sep. 30, 2011
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(1.00%)
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(1.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Participant | Vanguard PRIMECAP Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Participant: | Vanguard PRIMECAP Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Retail | Vanguard PRIMECAP Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)

Annual Fund Operating Expenses	12 Months Ended
Sep. 30, 2011
Vanguard PRIMECAP Fund - Investor Shares | Vanguard PRIMECAP Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.43%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.45%
Vanguard Target Retirement 2005 Fund - Investor Shares | Vanguard Target Retirement 2005 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%
Vanguard Target Retirement 2015 Fund - Investor Shares | Vanguard Target Retirement 2015 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%
Vanguard Target Retirement 2025 Fund - Investor Shares | Vanguard Target Retirement 2025 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.18%
Vanguard Target Retirement 2035 Fund - Investor Shares | Vanguard Target Retirement 2035 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%
Vanguard Target Retirement 2045 Fund - Investor Shares | Vanguard Target Retirement 2045 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%
Vanguard Target Retirement Income Fund - Investor Shares | Vanguard Target Retirement Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%
Vanguard PRIMECAP Fund - Admiral Shares | Vanguard PRIMECAP Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.34%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.36%
Vanguard Target Retirement 2010 Fund - Investor Shares | Vanguard Target Retirement 2010 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%
Vanguard Target Retirement 2020 Fund - Investor Shares | Vanguard Target Retirement 2020 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%
Vanguard Target Retirement 2030 Fund - Investor Shares | Vanguard Target Retirement 2030 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.18%
Vanguard Target Retirement 2040 Fund - Investor Shares | Vanguard Target Retirement 2040 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%
Vanguard Target Retirement 2050 Fund - Investor Shares | Vanguard Target Retirement 2050 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%
Vanguard Target Retirement 2055 Fund - Investor Shares | Vanguard Target Retirement 2055 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%
Vanguard Target Retirement 2060 Fund - Investor Shares | Vanguard Target Retirement 2060 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.18% [1]

[1]	Based on estimated amounts for the current fiscal year.

Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2011
Vanguard PRIMECAP Fund - Investor Shares | Vanguard PRIMECAP Fund
Expense Example, No Redemption:
1 YEAR	$ 46
3 YEAR	144
5 YEAR	252
10 YEAR	567
Vanguard Target Retirement 2005 Fund - Investor Shares | Vanguard Target Retirement 2005 Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Target Retirement 2015 Fund - Investor Shares | Vanguard Target Retirement 2015 Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Target Retirement 2025 Fund - Investor Shares | Vanguard Target Retirement 2025 Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard Target Retirement 2035 Fund - Investor Shares | Vanguard Target Retirement 2035 Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Target Retirement 2045 Fund - Investor Shares | Vanguard Target Retirement 2045 Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Target Retirement Income Fund - Investor Shares | Vanguard Target Retirement Income Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard PRIMECAP Fund - Admiral Shares | Vanguard PRIMECAP Fund
Expense Example, No Redemption:
1 YEAR	37
3 YEAR	116
5 YEAR	202
10 YEAR	456
Vanguard Target Retirement 2010 Fund - Investor Shares | Vanguard Target Retirement 2010 Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Target Retirement 2020 Fund - Investor Shares | Vanguard Target Retirement 2020 Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Target Retirement 2030 Fund - Investor Shares | Vanguard Target Retirement 2030 Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard Target Retirement 2040 Fund - Investor Shares | Vanguard Target Retirement 2040 Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Target Retirement 2050 Fund - Investor Shares | Vanguard Target Retirement 2050 Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Target Retirement 2055 Fund - Investor Shares | Vanguard Target Retirement 2055 Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Target Retirement 2060 Fund - Investor Shares | Vanguard Target Retirement 2060 Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	$ 230

Average Annual Total Returns	12 Months Ended
Sep. 30, 2011
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.84%)
Five Years	2.34%
Ten Years	5.34%
Inception Date	Nov 1, 1984
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.77%)
Five Years	2.45%
Ten Years	5.47%
Inception Date	Nov 12, 2001
Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.14%
Five Years	4.05%
Since Inception	5.32%
Inception Date	Oct 27, 2003
Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.37%
Five Years	3.26%
Since Inception	4.72%
Inception Date	Jun 7, 2006
Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.71%
Five Years	2.54%
Since Inception	5.22%
Inception Date	Oct 27, 2003
Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.60%
Five Years	1.91%
Since Inception	3.80%
Inception Date	Jun 7, 2006
Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.37%)
Five Years	1.27%
Since Inception	4.92%
Inception Date	Oct 27, 2003
Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.27%)
Five Years	0.64%
Since Inception	2.92%
Inception Date	Jun 7, 2006
Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.24%)
Five Years	0.27%
Since Inception	4.97%
Inception Date	Oct 27, 2003
Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.55%)
Five Years	0.27%
Since Inception	2.50%
Inception Date	Jun 7, 2006
Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.51%)
Five Years	0.24%
Since Inception	5.32%
Inception Date	Oct 27, 2003
Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.54%)
Five Years	0.25%
Since Inception	2.58%
Inception Date	Jun 7, 2006
Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.27%)
Since Inception	8.91%
Inception Date	Aug 18, 2010
Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.25%
Five Years	4.86%
Since Inception	5.30%
Inception Date	Oct 27, 2003
Return After Taxes on Distributions | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.49%)
Five Years	1.67%
Ten Years	4.80%
Return After Taxes on Distributions | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.21%
Five Years	3.09%
Since Inception	4.38%
Return After Taxes on Distributions | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.56%
Five Years	2.50%
Since Inception	3.99%
Return After Taxes on Distributions | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.99%
Five Years	1.79%
Since Inception	4.50%
Return After Taxes on Distributions | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.02%)
Five Years	1.32%
Since Inception	3.23%
Return After Taxes on Distributions | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.94%)
Five Years	0.70%
Since Inception	4.34%
Return After Taxes on Distributions | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.77%)
Five Years	0.19%
Since Inception	2.47%
Return After Taxes on Distributions | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.69%)
Five Years	(0.19%)
Since Inception	4.51%
Return After Taxes on Distributions | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.97%)
Five Years	(0.15%)
Since Inception	2.08%
Return After Taxes on Distributions | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.95%)
Five Years	(0.23%)
Since Inception	4.88%
Return After Taxes on Distributions | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.96%)
Five Years	(0.20%)
Since Inception	2.13%
Return After Taxes on Distributions | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.62%)
Since Inception	8.45%
Return After Taxes on Distributions | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.30%
Five Years	3.80%
Since Inception	4.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.36%)
Five Years	1.92%
Ten Years	4.59%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.46%
Five Years	2.95%
Since Inception	4.09%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.37%
Five Years	2.41%
Since Inception	3.69%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.33%
Five Years	1.81%
Since Inception	4.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.63%
Five Years	1.37%
Since Inception	3.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.03%
Five Years	0.85%
Since Inception	4.02%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.54%)
Five Years	0.39%
Since Inception	2.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.14%)
Five Years	0.09%
Since Inception	4.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.34%)
Five Years	0.10%
Since Inception	2.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.31%)
Five Years	0.06%
Since Inception	4.49%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.34%)
Five Years	0.08%
Since Inception	2.07%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.21%)
Since Inception	7.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.52%
Five Years	3.58%
Since Inception	3.93%
Standard & Poor's 500 Index | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Since Inception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Since Inception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Since Inception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Since Inception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Since Inception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Since Inception	5.26%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Since Inception	5.16%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	5.48%
Target Income Composite Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.30%
Five Years	4.77%
Since Inception	5.28%
Target 2005 Composite Index | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.94%
Five Years	4.01%
Since Inception	5.35%
Target 2015 Composite Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.48%
Five Years	2.41%
Since Inception	5.16%
Target 2025 Composite Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.02%
Five Years	1.31%
Since Inception	4.96%
Target 2035 Composite Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Five Years	0.29%
Since Inception	5.04%
Target 2045 Composite Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.11%)
Five Years	0.26%
Since Inception	5.39%
MSCI US Broad Market Index | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Since Inception	13.30%
MSCI US Broad Market Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	5.25%
Target 2050 Composite Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.11%)
Five Years	0.26%
Since Inception	2.61%
Target 2040 Composite Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.11%)
Five Years	0.26%
Since Inception	2.52%
Target 2030 Composite Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.94%)
Five Years	0.68%
Since Inception	2.98%
Target 2020 Composite Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.94%
Five Years	1.93%
Since Inception	3.84%
Target 2010 Composite Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.20%
Five Years	3.20%
Since Inception	4.65%
Target Retirement 2055 Composite Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.11%)
Since Inception	8.97%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Chester Funds
Central Index Key	dei_EntityCentralIndexKey	0000752177
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 9, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 25, 2012
Vanguard PRIMECAP Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	8.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Fund's portfolio consists predominantly of large- and mid-capitalization stocks.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from large- and mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard PRIMECAP Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.88% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -22.40% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2003 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard PRIMECAP Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	8.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Fund's portfolio consists predominantly of large- and mid-capitalization stocks.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from large- and mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard PRIMECAP Fund Admiral Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.93% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -22.38% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2003 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard PRIMECAP Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	8.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Fund's portfolio consists predominantly of large- and mid-capitalization stocks.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from large- and mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard PRIMECAP Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor SharesDETERMINE IN BLhas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. DETERMINE IN BLKeep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.88% (quarter ended June 30, 2003 ), and the lowest return for a quarter was -22.40% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2003 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.43%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.45%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	46
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	144
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	252
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	567
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov 1, 1984
2002	rr_AnnualReturn2002	(24.56%)
2003	rr_AnnualReturn2003	37.75%
2004	rr_AnnualReturn2004	18.31%
2005	rr_AnnualReturn2005	8.49%
2006	rr_AnnualReturn2006	12.32%
2007	rr_AnnualReturn2007	11.48%
2008	rr_AnnualReturn2008	(32.41%)
2009	rr_AnnualReturn2009	34.45%
2010	rr_AnnualReturn2010	12.89%
2011	rr_AnnualReturn2011	(1.84%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.88%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.40%)
One Year	rr_AverageAnnualReturnYear01	(1.84%)
Five Years	rr_AverageAnnualReturnYear05	2.34%
Ten Years	rr_AverageAnnualReturnYear10	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1984
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.34%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.36%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	37
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	116
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	202
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	456
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov 12, 2001
2002	rr_AnnualReturn2002	(24.47%)
2003	rr_AnnualReturn2003	37.96%
2004	rr_AnnualReturn2004	18.47%
2005	rr_AnnualReturn2005	8.67%
2006	rr_AnnualReturn2006	12.49%
2007	rr_AnnualReturn2007	11.61%
2008	rr_AnnualReturn2008	(32.33%)
2009	rr_AnnualReturn2009	34.60%
2010	rr_AnnualReturn2010	12.99%
2011	rr_AnnualReturn2011	(1.77%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.93%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.38%)
One Year	rr_AverageAnnualReturnYear01	(1.77%)
Five Years	rr_AverageAnnualReturnYear05	2.45%
Ten Years	rr_AverageAnnualReturnYear10	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 12, 2001
Vanguard Target Retirement 2005 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	27.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors who have retired and left the work force in 2005 (the target year) or within a few years thereof. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bond and other fixed income investments will increase. Within seven years after 2005, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 44.8%

Vanguard Total Stock Market Index Fund 22.2%

Vanguard Inflation-Protected Securities Fund 19.0%

Vanguard Total International Stock Index Fund 9.5%

Vanguard Prime Money Market Fund 4.5%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. However, because bonds usually are less volatile than stocks, and because the Fund currently invests approximately half of its assets in fixed income securities, the Fund's overall level of risk should be moderate.

With approximately 68% of its assets currently allocated to bonds and money market instruments, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With approximately 32% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2005 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.50% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -7.93% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Target Retirement 2005 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	27.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors who have retired and left the work force in 2005 (the target year) or within a few years thereof. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bond and other fixed income investments will increase. Within seven years after 2005, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 44.8%

Vanguard Total Stock Market Index Fund 22.2%

Vanguard Inflation-Protected Securities Fund 19.0%

Vanguard Total International Stock Index Fund 9.5%

Vanguard Prime Money Market Fund 4.5%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. However, because bonds usually are less volatile than stocks, and because the Fund currently invests approximately half of its assets in fixed income securities, the Fund's overall level of risk should be moderate.

With approximately 68% of its assets currently allocated to bonds and money market instruments, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With approximately 32% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2005 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.50% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -7.93% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 27, 2003
2004	rr_AnnualReturn2004	7.71%
2005	rr_AnnualReturn2005	3.58%
2006	rr_AnnualReturn2006	8.23%
2007	rr_AnnualReturn2007	8.12%
2008	rr_AnnualReturn2008	(15.82%)
2009	rr_AnnualReturn2009	16.16%
2010	rr_AnnualReturn2010	9.71%
2011	rr_AnnualReturn2011	5.14%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.50%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(7.93%)
One Year	rr_AverageAnnualReturnYear01	5.14%
Five Years	rr_AverageAnnualReturnYear05	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2003
Vanguard Target Retirement 2010 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	27.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 41.4%

Vanguard Total Stock Market Index Fund 32.0%

Vanguard Total International Stock Index Fund 13.9%

Vanguard Inflation-Protected Securities Fund 11.8%

Vanguard Prime Money Market Fund 0.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. However, because bonds usually are less volatile than stocks, and because the Fund currently invests a significant portion of its assets in fixed income securities, the Fund's overall level of risk should be moderate.

With approximately 46% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 54% of its assets currently allocated to bonds and money market instruments, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2010 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.55% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -10.63% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Target Retirement 2010 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	27.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 41.4%

Vanguard Total Stock Market Index Fund 32.0%

Vanguard Total International Stock Index Fund 13.9%

Vanguard Inflation-Protected Securities Fund 11.8%

Vanguard Prime Money Market Fund 0.9%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. However, because bonds usually are less volatile than stocks, and because the Fund currently invests a significant portion of its assets in fixed income securities, the Fund's overall level of risk should be moderate.

With approximately 46% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 54% of its assets currently allocated to bonds and money market instruments, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2010 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 10.55% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -10.63% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 7, 2006
2007	rr_AnnualReturn2007	7.70%
2008	rr_AnnualReturn2008	(20.67%)
2009	rr_AnnualReturn2009	19.32%
2010	rr_AnnualReturn2010	11.43%
2011	rr_AnnualReturn2011	3.37%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.55%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(10.63%)
One Year	rr_AverageAnnualReturnYear01	3.37%
Five Years	rr_AverageAnnualReturnYear05	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2006
Vanguard Target Retirement 2015 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	1 The Total Annual Fund Operating expenses have been restated to reflect current operating expenses for Vanguard Total International Stock Index Fund, an Acquired Fund in which the Fund invests.
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 40.7%

Vanguard Total Stock Market Index Fund 39.8%

Vanguard Total International Stock Index Fund 17.0%

Vanguard Inflation-Protected Securities Fund 2.5%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 57% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 43% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2015 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.21% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -12.54% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Target Retirement 2015 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	1 The Total Annual Fund Operating expenses have been restated to reflect current operating expenses for Vanguard Total International Stock Index Fund, an Acquired Fund in which the Fund invests.
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 40.7%

Vanguard Total Stock Market Index Fund 39.8%

Vanguard Total International Stock Index Fund 17.0%

Vanguard Inflation-Protected Securities Fund 2.5%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 57% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 43% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2015 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.21% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -12.54% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 27, 2003
2004	rr_AnnualReturn2004	9.04%
2005	rr_AnnualReturn2005	4.94%
2006	rr_AnnualReturn2006	11.42%
2007	rr_AnnualReturn2007	7.55%
2008	rr_AnnualReturn2008	(24.06%)
2009	rr_AnnualReturn2009	21.30%
2010	rr_AnnualReturn2010	12.47%
2011	rr_AnnualReturn2011	1.71%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.21%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(12.54%)
One Year	rr_AverageAnnualReturnYear01	1.71%
Five Years	rr_AverageAnnualReturnYear05	2.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2003
Vanguard Target Retirement 2020 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	1 The Total Annual Fund Operating expenses have been restated to reflect current operating expenses for Vanguard Total International Stock Index Fund, an Acquired Fund in which the Fund invests.
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 45.6%

Vanguard Total Bond Market II Index Fund 34.9%

Vanguard Total International Stock Index Fund 19.5%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 65% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 35% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2020 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.49% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -14.51% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Target Retirement 2020 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	1 The Total Annual Fund Operating expenses have been restated to reflect current operating expenses for Vanguard Total International Stock Index Fund, an Acquired Fund in which the Fund invests.
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 45.6%

Vanguard Total Bond Market II Index Fund 34.9%

Vanguard Total International Stock Index Fund 19.5%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 65% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 35% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2020 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.49% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -14.51% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 7, 2006
2007	rr_AnnualReturn2007	7.52%
2008	rr_AnnualReturn2008	(27.04%)
2009	rr_AnnualReturn2009	23.10%
2010	rr_AnnualReturn2010	13.12%
2011	rr_AnnualReturn2011	0.60%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.49%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(14.51%)
One Year	rr_AverageAnnualReturnYear01	0.60%
Five Years	rr_AverageAnnualReturnYear05	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2006
Vanguard Target Retirement 2025 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	23.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 50.9%

Vanguard Total Bond Market II Index Fund 27.4%

Vanguard Total International Stock Index Fund 21.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 73% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 27% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2025 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.84% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -16.48% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Target Retirement 2025 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	23.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 50.9%

Vanguard Total Bond Market II Index Fund 27.4%

Vanguard Total International Stock Index Fund 21.7%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 73% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 27% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2025 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.84% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -16.48% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 27, 2003
2004	rr_AnnualReturn2004	10.11%
2005	rr_AnnualReturn2005	5.45%
2006	rr_AnnualReturn2006	13.24%
2007	rr_AnnualReturn2007	7.59%
2008	rr_AnnualReturn2008	(30.05%)
2009	rr_AnnualReturn2009	24.81%
2010	rr_AnnualReturn2010	13.84%
2011	rr_AnnualReturn2011	(0.37%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.84%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(16.48%)
One Year	rr_AverageAnnualReturnYear01	(0.37%)
Five Years	rr_AverageAnnualReturnYear05	1.27%
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2003
Vanguard Target Retirement 2030 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2011
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	1 The Total Annual Fund Operating expenses have been restated to reflect current operating expenses for Vanguard Total International Stock Index Fund, an Acquired Fund in which the Fund invests.
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 56.2%

Vanguard Total International Stock Index Fund 24.0%

Vanguard Total Bond Market II Index Fund 19.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 80% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 20% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2030 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.23% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -18.45% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Target Retirement 2030 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	1 The Total Annual Fund Operating expenses have been restated to reflect current operating expenses for Vanguard Total International Stock Index Fund, an Acquired Fund in which the Fund invests.
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 56.2%

Vanguard Total International Stock Index Fund 24.0%

Vanguard Total Bond Market II Index Fund 19.8%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 80% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 20% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2030 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.23% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -18.45% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 7, 2006
2007	rr_AnnualReturn2007	7.49%
2008	rr_AnnualReturn2008	(32.91%)
2009	rr_AnnualReturn2009	26.72%
2010	rr_AnnualReturn2010	14.43%
2011	rr_AnnualReturn2011	(1.27%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.23%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(18.45%)
One Year	rr_AverageAnnualReturnYear01	(1.27%)
Five Years	rr_AverageAnnualReturnYear05	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2006
Vanguard Target Retirement 2035 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	18.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 61.6%

Vanguard Total International Stock Index Fund 26.3%

Vanguard Total Bond Market II Index Fund 12.1%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 88% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 12% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2035 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.27% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.72% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Target Retirement 2035 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	18.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 61.6%

Vanguard Total International Stock Index Fund 26.3%

Vanguard Total Bond Market II Index Fund 12.1%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 88% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 12% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2035 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.27% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.72% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.19%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	19
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	61
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	107
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	243
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 27, 2003
2004	rr_AnnualReturn2004	11.95%
2005	rr_AnnualReturn2005	6.30%
2006	rr_AnnualReturn2006	15.24%
2007	rr_AnnualReturn2007	7.49%
2008	rr_AnnualReturn2008	(34.66%)
2009	rr_AnnualReturn2009	28.17%
2010	rr_AnnualReturn2010	15.14%
2011	rr_AnnualReturn2011	(2.24%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.27%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.72%)
One Year	rr_AverageAnnualReturnYear01	(2.24%)
Five Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2003
Vanguard Target Retirement 2040 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	15.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.9%

Vanguard Total International Stock Index Fund 26.9%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2040 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.13% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.62% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Target Retirement 2040 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	15.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.9%

Vanguard Total International Stock Index Fund 26.9%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2040 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.13% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.62% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.19%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	19
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	61
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	107
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	243
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 7, 2006
2007	rr_AnnualReturn2007	7.48%
2008	rr_AnnualReturn2008	(34.53%)
2009	rr_AnnualReturn2009	28.32%
2010	rr_AnnualReturn2010	15.17%
2011	rr_AnnualReturn2011	(2.55%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.13%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.62%)
One Year	rr_AverageAnnualReturnYear01	(2.55%)
Five Years	rr_AverageAnnualReturnYear05	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2006
Vanguard Target Retirement 2045 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	16.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.8%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2045 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.15% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.65% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Target Retirement 2045 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	16.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.8%

Vanguard Total International Stock Index Fund 27.0%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2045 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.15% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.65% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.19%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	19
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	61
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	107
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	243
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 27, 2003
2004	rr_AnnualReturn2004	12.89%
2005	rr_AnnualReturn2005	6.95%
2006	rr_AnnualReturn2006	15.98%
2007	rr_AnnualReturn2007	7.47%
2008	rr_AnnualReturn2008	(34.56%)
2009	rr_AnnualReturn2009	28.15%
2010	rr_AnnualReturn2010	15.19%
2011	rr_AnnualReturn2011	(2.51%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.15%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.65%)
One Year	rr_AverageAnnualReturnYear01	(2.51%)
Five Years	rr_AverageAnnualReturnYear05	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2003
Vanguard Target Retirement 2050 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	15.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.7%

Vanguard Total International Stock Index Fund 27.1%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2050 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.23% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.71% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Target Retirement 2050 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	15.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.7%

Vanguard Total International Stock Index Fund 27.1%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2050 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 17.23% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -19.71% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.19%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	19
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	61
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	107
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	243
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 7, 2006
2007	rr_AnnualReturn2007	7.49%
2008	rr_AnnualReturn2008	(34.62%)
2009	rr_AnnualReturn2009	28.31%
2010	rr_AnnualReturn2010	15.20%
2011	rr_AnnualReturn2011	(2.54%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.23%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(19.71%)
One Year	rr_AverageAnnualReturnYear01	(2.54%)
Five Years	rr_AverageAnnualReturnYear05	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2006
Vanguard Target Retirement 2055 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	1 The Total Annual Fund Operating expenses have been restated to reflect current operating expenses for Vanguard Total International Stock Index Fund, an Acquired Fund in which the Fund invests.
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.6%

Vanguard Total International Stock Index Fund 27.2%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2055 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at www.vanguard.com or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.87% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -14.79% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2011 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Vanguard Target Retirement 2055 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	1 The Total Annual Fund Operating expenses have been restated to reflect current operating expenses for Vanguard Total International Stock Index Fund, an Acquired Fund in which the Fund invests.
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Stock Market Index Fund 62.6%

Vanguard Total International Stock Index Fund 27.2%

Vanguard Total Bond Market II Index Fund 10.2%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement 2055 Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.87% (quarter ended December 31, 2011 ), and the lowest return for a quarter was -14.79% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended December 31, 2011 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.19%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	19
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	61
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	107
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	243
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug 18, 2010
2011	rr_AnnualReturn2011	(2.27%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.87%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(14.79%)
One Year	rr_AverageAnnualReturnYear01	(2.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2010
Vanguard Target Retirement 2060 Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 17, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held. The Fund has no operating history and therefore has no portfolio turnover information.

EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The Fund's targeted asset allocation among the underlying funds is as follows:

Vanguard Total Stock Market Index Fund 63%

Vanguard Total International Stock Index Fund 27%

Vanguard Total Bond Market II Index Fund 10%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests more of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations on January 19, 2012, so performance information is not yet available.
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on January 19, 2012, so performance information is not yet available.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Target Retirement 2060 Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held. The Fund has no operating history and therefore has no portfolio turnover information.

EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund's asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund's asset allocation should become similar to that of the Target Retirement Income Fund. The Fund's targeted asset allocation among the underlying funds is as follows:

Vanguard Total Stock Market Index Fund 63%

Vanguard Total International Stock Index Fund 27%

Vanguard Total Bond Market II Index Fund 10%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds, as well as mortgage-backed securities.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds, and because the Fund currently invests most of its assets in stocks, the Fund's overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

With approximately 90% of its assets currently allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

With approximately 10% of its assets currently allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that the underlying fund's income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations on January 19, 2012, so performance information is not yet available.
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on January 19, 2012, so performance information is not yet available.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18% [1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Vanguard Target Retirement Income Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and some capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	14.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 45.5%

Vanguard Total Stock Market Index Fund 20.7%

Vanguard Inflation-Protected Securities Fund 20.0%

Vanguard Total International Stock Index Fund 8.8%

Vanguard Prime Money Market Fund 5.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. However, because bonds and short-term investments usually are less volatile than stocks, and because the Fund invests most of its assets in bonds and short-term investments, the Fund's overall level of risk should be low to moderate.

With approximately 70% of its assets allocated to bonds and money market instruments, the Fund is proportionately subject to the following risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With approximately 30% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement Income Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.44% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -5.47% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Target Retirement Income Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and some capital appreciation.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	14.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the Acquired Funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses of the Fund and its underlying funds remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. As of September 30, 2011, the Fund's asset allocation among the underlying funds was as follows:

Vanguard Total Bond Market II Index Fund 45.5%

Vanguard Total Stock Market Index Fund 20.7%

Vanguard Inflation-Protected Securities Fund 20.0%

Vanguard Total International Stock Index Fund 8.8%

Vanguard Prime Money Market Fund 5.0%

At any given time, the Fund's asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. government; and mortgage-backed securities.

The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

The Fund's indirect short-term investments consist of high-quality, short-term money market instruments.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. However, because bonds and short-term investments usually are less volatile than stocks, and because the Fund invests most of its assets in bonds and short-term investments, the Fund's overall level of risk should be low to moderate.

With approximately 70% of its assets allocated to bonds and money market instruments, the Fund is proportionately subject to the following risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund's return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

With approximately 30% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Target Retirement Income Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.44% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -5.47% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 27, 2003
2004	rr_AnnualReturn2004	6.82%
2005	rr_AnnualReturn2005	3.33%
2006	rr_AnnualReturn2006	6.38%
2007	rr_AnnualReturn2007	8.17%
2008	rr_AnnualReturn2008	(10.93%)
2009	rr_AnnualReturn2009	14.28%
2010	rr_AnnualReturn2010	9.39%
2011	rr_AnnualReturn2011	5.25%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.44%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(5.47%)
One Year	rr_AverageAnnualReturnYear01	5.25%
Five Years	rr_AverageAnnualReturnYear05	4.86%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 27, 2003
Standard & Poor's 500 Index | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
Standard & Poor's 500 Index | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.52%
Five Years	rr_AverageAnnualReturnYear05	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.52%
Five Years	rr_AverageAnnualReturnYear05	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.52%
Five Years	rr_AverageAnnualReturnYear05	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.52%
Five Years	rr_AverageAnnualReturnYear05	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.52%
Five Years	rr_AverageAnnualReturnYear05	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.52%
Five Years	rr_AverageAnnualReturnYear05	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
Target Income Composite Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.30%
Five Years	rr_AverageAnnualReturnYear05	4.77%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Target 2005 Composite Index | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.94%
Five Years	rr_AverageAnnualReturnYear05	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Target 2015 Composite Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.48%
Five Years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Target 2025 Composite Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Target 2035 Composite Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.91%)
Five Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Target 2045 Composite Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.11%)
Five Years	rr_AverageAnnualReturnYear05	0.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
MSCI US Broad Market Index | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	13.30%
MSCI US Broad Market Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.08%
Five Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Target 2050 Composite Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.11%)
Five Years	rr_AverageAnnualReturnYear05	0.26%
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Target 2040 Composite Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.11%)
Five Years	rr_AverageAnnualReturnYear05	0.26%
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Target 2030 Composite Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.94%)
Five Years	rr_AverageAnnualReturnYear05	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Target 2020 Composite Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.94%
Five Years	rr_AverageAnnualReturnYear05	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Target 2010 Composite Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.20%
Five Years	rr_AverageAnnualReturnYear05	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Target Retirement 2055 Composite Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
[1]	Based on estimated amounts for the current fiscal year.

(Vanguard Target Retirement 2020 Fund Retail) (Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2020 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.17%

(Vanguard Target Retirement 2025 Fund Participant) (Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2025 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.18%

(Vanguard Target Retirement 2025 Fund Retail) (Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2025 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.18%

(Vanguard Target Retirement 2030 Fund Participant) (Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2030 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.18%

(Vanguard Target Retirement 2030 Fund Retail) (Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2030 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.18%

(Vanguard Target Retirement 2035 Fund Participant) (Vanguard Target Retirement 2035 Fund, Vanguard Target Retirement 2035 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.19%

(Vanguard Target Retirement 2035 Fund Retail) (Vanguard Target Retirement 2035 Fund, Vanguard Target Retirement 2035 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.19%

(Vanguard Target Retirement 2040 Fund Participant) (Vanguard Target Retirement 2040 Fund, Vanguard Target Retirement 2040 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.19%

(Vanguard Target Retirement 2040 Fund Retail) (Vanguard Target Retirement 2040 Fund, Vanguard Target Retirement 2040 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.19%

(Vanguard Target Retirement 2045 Fund Participant) (Vanguard Target Retirement 2045 Fund, Vanguard Target Retirement 2045 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.19%

(Vanguard Target Retirement 2045 Fund Retail) (Vanguard Target Retirement 2045 Fund, Vanguard Target Retirement 2045 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.19%

(Vanguard Target Retirement 2050 Fund Participant) (Vanguard Target Retirement 2050 Fund, Vanguard Target Retirement 2050 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.19%

(Vanguard Target Retirement 2050 Fund Retail) (Vanguard Target Retirement 2050 Fund, Vanguard Target Retirement 2050 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.19%

(Vanguard Target Retirement 2055 Fund Participant) (Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2055 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.19%

(Vanguard Target Retirement 2055 Fund Retail) (Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2055 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.19%

(Vanguard Target Retirement 2060 Fund Participant) (Vanguard Target Retirement 2060 Fund, Vanguard Target Retirement 2060 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.18%

(Vanguard Target Retirement 2060 Fund Retail) (Vanguard Target Retirement 2060 Fund, Vanguard Target Retirement 2060 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.18%

(Vanguard Target Retirement Income Fund Participant) (Vanguard Target Retirement Income Fund, Vanguard Target Retirement Income Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.17%

(Vanguard Target Retirement Income Fund Retail) (Vanguard Target Retirement Income Fund, Vanguard Target Retirement Income Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.17%

(Vanguard Target Retirement 2005 Fund Participant) (Vanguard Target Retirement 2005 Fund, Vanguard Target Retirement 2005 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.17%

(Vanguard Target Retirement 2005 Fund Retail) (Vanguard Target Retirement 2005 Fund, Vanguard Target Retirement 2005 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.17%

(Vanguard Target Retirement 2010 Fund Participant) (Vanguard Target Retirement 2010 Fund, Vanguard Target Retirement 2010 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.17%

(Vanguard Target Retirement 2010 Fund Retail) (Vanguard Target Retirement 2010 Fund, Vanguard Target Retirement 2010 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.17%

(Vanguard Target Retirement 2015 Fund Participant) (Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2015 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.17%

(Vanguard Target Retirement 2015 Fund Retail) (Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2015 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.17%

(Vanguard Target Retirement 2020 Fund Participant) (Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2020 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.17%

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